UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Spokane, Washington            August 13, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      111

Form 13F Information Table Value Total:      $313,352,612


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------
ABERDEEN ASIA-PACIFIC PRIME INCME   COM        003009107     2501   391325  SH          SOLE             391325
ALASKA AIR GROUP INC                COM        011659109     1911    68600  SH          SOLE              68600
AMGEN INC                           COM        031162100    18844   340829  SH          SOLE             340829
ANNUITY AND LIFE RE HOLDINGS        COM        G03910109     2990  4600112  SH          SOLE            4600112
B & G FOODS INC                     COM        05508r205     1620    80050  SH          SOLE              80050
BANCROFT BOND FUND LTD              COM        059695106      646    30350  SH          SOLE              30350
BARRICK GOLD CORP                   COM        067901108     5817   200100  SH          SOLE             200100
BERKSHIRE HATHAWAY INC-CL B         CL B        84670207      649      180  SH          SOLE                180
BHP BILLITON LTD-SPON ADR           SPONS ADR   88606108      263     4400  SH          SOLE               4400
BJ SERVICES CO                      COM         55482103    12606   443250  SH          SOLE             443250
BLACKROCK CA INSURED MUN 2008       COM        09247G108      259    17200  SH          SOLE              17200
BLACKROCK GLOBAL ENERGY&RES TR      COM        09250U101     2209    72160  SH          SOLE              72160
BLACKROCK INSD MUNI 2008 TERM       COM        09247K109     1012    66600  SH          SOLE              66600
BLACKROCK MUNI-ENHANCED FD          COM        09253Y100      962    91500  SH          SOLE              91500
BLACKROCK NY INSURED MUNI 2008      COM        09247L107      428    28300  SH          SOLE              28300
BLACKROCK STRATGC DIV ACHVRS TR     COM        09249Y107     1180    81100  SH          SOLE              81100
BRONCO DRILLING CO INC              COM        112211107      857    52200  SH          SOLE              52200
BUCYRUS INTERNATIONAL INC-A         CL A       118759109      226     3200  SH          SOLE               3200
BUNGE LTD                           COM        G16962105      211     2500  SH          SOLE               2500
CITIGROUP INC                       COM        172967101      610    11900  SH          SOLE              11900
CLAYMORE/RAYMND JAMES SB-1 EQTY     COM        183833102     1002    50300  SH          SOLE              50300
COCA COLA CO                        COM        191216100     6706   128200  SH          SOLE             128200
COCA COLA ENTERPRISES, Inc.         COM        191219104     2794   116410  SH          SOLE             116410
COHEN & STEERS CE OPPORTUNITY       COM        19248p106     2232   121593  SH          SOLE             121593
COHEN & STEERS REIT & PR            COM        19247X100     7432   274971  SH          SOLE             274971
COMCAST CORP NEW CL A SPL           CL A SPL   20030n200     7024   251225  SH          SOLE             251225
CONOCOPHILLIPS                      COM        20825C104     7348    93600  SH          SOLE              93600
CYTOGEN CORP                        COM NEW    232824300       82    41802  SH          SOLE              41802
DETREX CORP                         COM        250685104     5035   588927  SH          SOLE             588927
DIAMOND OFFSHORE DRILLING           COM        25271C102      747     7354  SH          SOLE               7354
DIME BANCORP-WT                     WARRANTS   25429Q110        5    21000  SH          SOLE              21000
EATON VANCE SENIOR INCOME TRUST     SH BEN INT 27826S103     1003   117050  SH          SOLE             117050
EDGE PETROLEUM CORP                 COM        279862106      440    31423  SH          SOLE              31423
EMERITUS CORP                       COM        291005106     1449    46770  SH          SOLE              46770
ENCANA CORP                         COM        292505104     7091   115400  SH          SOLE             115400
ENSCO INTERNATIONAL INC             COM        26874Q100     4692    76900  SH          SOLE              76900
EQUITY RESIDENTIAL                  COMMON STK 29476L107     1780    39000  SH          SOLE              39000
EXXON MOBIL CORP                    COM        30231G102    10703   127600  SH          SOLE             127600
FIRST INDUSTRIAL REALTY TR          COM        32054K103     1938    50000  SH          SOLE              50000
FLOW INTL CORP                      COM        343468104      699    55500  SH          SOLE              55500
FREEPORT-MCMORAN COPPER             COM        35671D857      282     3400  SH          SOLE               3400
FREIGHTCAR AMERICA INC              COM        357023100      488    10210  SH          SOLE              10210
GABELLI DIVIDEND & INCOME TRUST     COM        36242H104    11331   507185  SH          SOLE             507185
GENERAL ELECTRIC CO                 COM        369604103     5987   156400  SH          SOLE             156400
GRUPO TMM SA-SP ADR A               SP ADR A SH40051D105      948   279772  SH          SOLE             279772
GSC INVESTMENT CORP                 COM        362493108      228    17500  SH          SOLE              17500
HERSHEY COMPANY (THE)               COM        427866108     6277   124000  SH          SOLE             124000
HONEYWELL INTL INC                  COM        438516106     4531    80500  SH          SOLE              80500
HRPT PROPERTIES TRUST               COM SH BN I40426W101     8637   830500  SH          SOLE             830500
HSBC HOLDINGS PLC-SPONS ADR         SPON ADR   404280406      202     2200  SH          SOLE               2200
HUGOTON ROYALTY TRUST               UNIT BEN IN444717102      653    25900  SH          SOLE              25900
ISHARES MSCI JAPAN INDEX FD         MSCI JAPAN 464286848      876    60375  SH          SOLE              60375
ISHARES S&P MIDCAP 400 VALUE INDX   S&P MDCP VL464287705      294     3400  SH          SOLE               3400
JAPAN SMALLER CAPITALIZATION FUND   COM        47109U104      490    43250  SH          SOLE              43250
JOHNSON & JOHNSON                   COM        478160104     6765   109787  SH          SOLE             109787
KANSAS CITY SOUTHERN                COM NEW    485170302     1438    38300  SH          SOLE              38300
KOOKMIN BANK-SPON ADR               SPON ADR   50049M109      202     2300  SH          SOLE               2300
LEVEL 3 COMMUNICATIONS INC          COM        52729N100     1410   241000  SH          SOLE             241000
LIBERTY ALL STAR EQUITY FUND        SH BEN INT 530158104     3207   357128  SH          SOLE             357128
LMP CAPITAL & INCOME FD             COM        50208A102      673    32915  SH          SOLE              32915
MACK-CALI REALTY CORP               COM        554489104     1000    23000  SH          SOLE              23000
MFS CHARTER INCOME TRUST            SH BEN INT 552727109     1984   234200  SH          SOLE             234200
MICROSOFT CORP                      COM        594918104    22185   752808  SH          SOLE             752808
MULTIBAND CORP                      COM        62544X100      136   199900  SH          SOLE             199900
NEWFIELD EXPLORATION CO             COM        651290108     2141    47000  SH          SOLE              47000
NEWMONT MINING CORP HLDG CO         COM        651639106     5447   139450  SH          SOLE             139450
NORFOLK SOUTHERN CORP               COM        655844108      526    10000  SH          SOLE              10000
NORTHWESTERN CORP                   COM NEW    668074305      382    12000  SH          SOLE              12000
NRG ENERGY INC                      COM NEW    629377508     3459    83200  SH          SOLE              83200
PEABODY ENERGY CORP                 COM        704549104      801    16550  SH          SOLE              16550
PENGROWTH ENERGY TRUST              TR UNIT NEW706902509     1970   103200  SH          SOLE             103200
PETROCHINA CO LTD -ADR              SPON ADR   71646E100      238     1600  SH          SOLE               1600
PETROLEUM & RESOURCE CORP           COM        716549100      745    19285  SH          SOLE              19285
PFIZER INC                          COM        717081103     3922   153400  SH          SOLE             153400
PHARMACEUTICAL HOLDERS TRUST        DEP RCPT   71712A206     8095    99125  SH          SOLE              99125
PIMCO FLOATING RATE STRATEGY        COM        72201J104      682    34875  SH          SOLE              34875
POGO PRODUCING CO                   COM        730448107    14112   277850  SH          SOLE             277850
PUBLIC STORAGE                      COM        74460D109     1537    20010  SH          SOLE              20010
PUTNAM HIGH INCOME BOND FD          SHS BEN INT746779107      496    56400  SH          SOLE              56400
PUTNAM HIGH YIELD MUNICIPAL         SHS BEN INT746781103      669    91400  SH          SOLE              91400
PUTNAM MASTR INTR INCM SH BEN INT   SHS BEN INT746909100      927   141350  SH          SOLE             141350
PUTNAM PREMIER INCOME TRUST         SHS BEN INT746853100     3034   459660  SH          SOLE             459660
QUIPP INC                           COM        748802105      194    27780  SH          SOLE              27780
RAYTHEON CO                         COM NEW    755111507     5195    96400  SH          SOLE              96400
SELECT SPIDER ENERGY INDEX          SBI INT ENG81369Y506      481     6978  SH          SOLE               6978
SK TELECOM LTD                      SPON ADR   78440P108     2589    94650  SH          SOLE              94650
ST MARY LAND & EXPLORATION          COM        792228108     3750   102400  SH          SOLE             102400
STORM CAT ENERGY CORP               COM        862168101      196   171793  SH          SOLE             171793
STREETTRACKS GOLD TRUST             GOLD SHS   863307104     7686   119590  SH          SOLE             119590
TCW STRATEGIC INCOME FUND IN        COM        872340104      682   139700  SH          SOLE             139700
TEMPLETON EMERGING MRKTS INCM       COM        880192109      204    13992  SH          SOLE              13992
TIME WARNER CABLE INC CL A          CL A       88732j108     3161    80700  SH          SOLE              80700
TIME WARNER INC                     COM        887317105     7135   339115  SH          SOLE             339115
TRIARC COMPANIES-A                  CL A       895927101     1349    85000  SH          SOLE              85000
TYCO INTERNATIONAL LTD              COM        G9143x208     5013   148350  SH          SOLE             148350
U.S. PHYSICAL THERAPY INC           COM        90337L108      943    70000  SH          SOLE              70000
UNITEDHEALTH GROUP INC              COM        91324P102     2024    39584  SH          SOLE              39584
US BANCORP NEW                      COM NEW    902973304      595    18047  SH          SOLE              18047
U-STORE-IT TRUST                    COM        91274F104      295    18000  SH          SOLE              18000
VAALCO ENERGY INC                   COM NEW    91851C201      468    96900  SH          SOLE              96900
VERAMARK TECHNOLOGIES INC           COM        923351100     1197  1422100  SH          SOLE            1422100
VERSO TECHNOLOGIES INC              COM NEW    925317208      203   244325  SH          SOLE             244325
WARREN RESOURCES INC                COM        93564A100      269    23000  SH          SOLE              23000
WASHINGTON MUT INC COM              COM        939322103     1712    40148  SH          SOLE              40148
WESCO FINANCIAL CORP                COM        950817106     1154     2997  SH          SOLE               2997
WESTERN ASSET CLAYMORE US TIPS      COM SH BN I95766Q106     1673   147100  SH          SOLE             147100
WESTERN ASSET CLAYMORE US TIPS 2    COM        95766R104     1109    96100  SH          SOLE              96100
WESTERN ASSET EMRGNG MKTS DEBT      COM        95766A101      432    24160  SH          SOLE              24160
WESTERN ASSET INFLATION MGMT FD     COM        95766U107      812    51187  SH          SOLE              51187
YAHOO! INC                          COM        984332106     1139    42000  SH          SOLE              42000
ZWEIG FUND                          COM        989834106     6293  1023270  SH          SOLE            1023270

